Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000
Previously Paid Amount	0.00
Total Fee Amount	43.50
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 43.50
Narrative - Max Aggregate Offering Price	$ 500,000.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true